Condensed Consolidated Statements of Shareholders’ Equity and Non-Controlling Interest (Unaudited) - USD ($) $ in Thousands	Common Stock Successor [Member] Class A	Common Stock Successor [Member] Class B	Common Stock Class A	Common Stock Class B	Ordinary Shares Successor [Member] Class A	Ordinary Shares Successor [Member] Class B	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in- Capital Successor [Member]	Additional Paid-in- Capital	Accumulated Deficit Successor [Member]	Accumulated Deficit	Total Shareholders’ Equity Successor [Member]	Total Shareholders’ Equity	Non- controlling Interests – Mezzanine Equity Successor [Member]	Non- controlling Interests – Mezzanine Equity	RONI Class A Ordinary Shares [Member] Successor [Member]	RONI Class A Ordinary Shares [Member]	Accumulated Other Comprehensive Income	Successor [Member]	Total
Balance at Dec. 31, 2022																					$ 64,402
Net loss																					(141,816)
Balance at Dec. 31, 2023	$ 7	$ 14	$ 7	$ 14					$ 851,841	$ 851,841	$ (66,853)	$ (66,853)	$ 785,009	$ 785,009	$ 1,545,905	$ 1,545,905				$ 1,545,905	785,009
Balance (in Shares) at Dec. 31, 2023	71,277,906	141,787,429	71,277,906	141,787,429
Balance at Jun. 08, 2023								$ 1				(98,966)		(98,965)				$ 356,318			356,318
Balance (in Shares) at Jun. 08, 2023							2,500	8,625,000										34,500,000
Sponsor forfeiture of RONI Class B ordinary shares and reservation of earnout shares
Sponsor forfeiture of RONI Class B ordinary shares and reservation of earnout shares (in Shares)								(1,986,775)
Redemption of Class A ordinary shares by RONI public shareholders																		$ (218,983)			(218,983)
Redemption of Class A ordinary shares by RONI public shareholders (in Shares)																		(21,195,224)
Redemption of Class A Common Stock										53,607				53,607		(53,607)					(53,607)
Redemption of Class A Common Stock (in Shares)			3,868,618	(3,868,618)
Conversion of RONI Class A and Class B ordinary shares into NET Power Inc. Class A and Class B Common Stock, respectively			$ 1	$ 1				$ (1)		60,045				60,046		87,094		$ (137,335)			(50,241)
Conversion of RONI Class A and Class B ordinary shares into NET Power Inc. Class A and Class B Common Stock, respectively (in Shares)			13,307,276	6,638,225			(2,500)	(6,638,225)										(13,304,776)
Issuance of RONI Class A Common Stock to PIPE investors			$ 6							540,445				540,451
Issuance of RONI Class A Common Stock to PIPE investors (in Shares)			54,044,995
Issuance of Class A Common Stock										27				27
Issuance of Class A Common Stock (in Shares)			54,278
Equity awards vested due to Business Combination				$ 1						542		(542)		1		109,639					109,639
Equity awards vested due to Business Combination (in Shares)				8,356,635
Issuance of RONI Class B Common Stock to former NET Power, LLC unitholders				$ 12						(940)		75,711		74,783		1,677,546					1,677,546
Issuance of RONI Class B Common Stock to former NET Power, LLC unitholders (in Shares)				129,822,703
Exercise of Warrants										47				47
Exercise of Warrants (in Shares)			2,739
Distributions to members																(181)					(181)
Tax Receivable Agreement, net of deferred taxes										(936)				(936)
Vesting of Earnout Shares																9,055					9,055
Amortization of share-based payments										765				765		13,358					13,358
Amortization of share-based payments (in Shares)				838,484
Adjustment of redeemable non-controlling interest to redemption value										198,239				198,239		(198,239)					(198,239)
Net loss																					(141,816)
Comprehensive loss												(43,056)		(43,056)		(98,760)					(98,760)
Balance at Dec. 31, 2023	$ 7	$ 14	$ 7	$ 14					$ 851,841	851,841	$ (66,853)	(66,853)	$ 785,009	785,009	$ 1,545,905	1,545,905				1,545,905	785,009
Balance (in Shares) at Dec. 31, 2023	71,277,906	141,787,429	71,277,906	141,787,429
Redemption of Class A Common Stock										74				74		(74)
Redemption of Class A Common Stock (in Shares)			679,559	(679,559)
Issuance of Class A Common Stock										4,032				4,032		(4,005)
Issuance of Class A Common Stock (in Shares)			12,587
Tax Receivable Agreement, net of deferred taxes										(567)				(567)
Unrealized gain on investments														224		438			224	662
Amortization of share-based payments										647				647		5,622
Amortization of share-based payments (in Shares)				693,941
Adjustment of redeemable non-controlling interest to redemption value										(118,225)				(118,225)		118,225
Net loss												(11,421)		(11,421)		(30,211)				(41,632)	(41,632)
Comprehensive loss																				$ 662
Balance at Mar. 31, 2024			$ 7	$ 14						$ 737,802		$ (78,274)		$ 659,773		$ 1,635,900			$ 224		$ 659,773
Balance (in Shares) at Mar. 31, 2024			71,970,052	141,801,811